Financial Liabilities - Components of Financial Liabilities (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	May 24, 2011	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Other Financial Liabilities, Face Value		$ 115	$ 151
Other Financial Liabilities, Carrying Value		101	135
Financial Liabilities Payable Within One Year, Face Value		506	472
Financial Liabilities Payable Within One Year, Carrying Value		491	456
Other Financial Liabilities Long Term, Face Value		507	469
Other Financial Liabilities Long Term, Carrying Value		463	413
Financial Liabilities Payable After One Year Long Term, Face Value		12,450	12,857
Financial liabilities		11,810	12,147
Financial Liabilities, Face Value		12,956	13,329
Financial Liabilities, Carrying Value		12,301	12,603
Capital lease obligations [Member]
Debt Instrument [Line Items]
Weighted Average, Interest Rate		9.95%	11.50%
Other Financial Liabilities, Face Value		64	36
Other Financial Liabilities, Carrying Value		55	27
Long-term, Weighted Average Interest Rate		11.04%	12.43%
Other Financial Liabilities Long Term, Face Value		316	251
Other Financial Liabilities Long Term, Carrying Value		286	214
Capital lease obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2016	2014
Capital lease obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2020	2020
Canadian Health Care Trust Notes Tranche A [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		7.38%	7.98%
Financial Liabilities Payable Within One Year, Face Value		83	79
Financial Liabilities Payable Within One Year, Carrying Value		85	79
Debt instrument maturity date		Jun. 30, 2017	Jun. 30, 2017
Financial Liabilities Payable After One Year Long Term, Face Value		298	402
Financial Liabilities Payable After One Year Long Term, Carrying Value		312	426
Canadian Health Care Trust Notes Tranche B [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		9.21%	9.21%
Financial Liabilities Payable Within One Year, Face Value		24	23
Financial Liabilities Payable Within One Year, Carrying Value		24	23
Debt instrument maturity date		Jun. 30, 2024	Jun. 30, 2024
Financial Liabilities Payable After One Year Long Term, Face Value		402	456
Financial Liabilities Payable After One Year Long Term, Carrying Value		411	467
Mexican Development Banks Credit Facility due 2025 [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		8.81%	9.62%
Financial Liabilities Payable Within One Year, Face Value		30	30
Financial Liabilities Payable With in One Year, Carrying Value		30	30
Debt instrument maturity date		Jul. 19, 2025	Jul. 19, 2025
Financial Liabilities Payable After One Year Long Term, Face Value		318	350
Financial Liabilities Payable After One Year Long Term, Carrying Value		318	350
Secured Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		8.21%	8.21%
Debt instrument maturity date		Jun. 15, 2019	Jun. 15, 2019
Financial Liabilities Payable After One Year Long Term, Face Value		1,500	1,500
Financial Liabilities Payable After One Year Long Term, Carrying Value		1,486	1,484
Secured Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		8.44%	8.44%
Debt instrument maturity date		Jun. 15, 2021	Jun. 15, 2021
Financial Liabilities Payable After One Year Long Term, Face Value		1,700	1,700
Financial Liabilities Payable After One Year Long Term, Carrying Value		1,683	1,681
Canadian Health Care Trust Notes Tranche C [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		9.68%	9.68%
Debt instrument maturity date		Jun. 30, 2024	Jun. 30, 2024
Financial Liabilities Payable After One Year Long Term, Face Value		110	109
Financial Liabilities Payable After One Year Long Term, Carrying Value		95	92
Mexican Development Banks Credit Facility due 2021 [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		7.50%	8.54%
Debt instrument maturity date		Dec. 23, 2021	Dec. 23, 2021
Financial Liabilities Payable After One Year Long Term, Face Value		229	231
Financial Liabilities Payable After One Year Long Term, Carrying Value		229	231
Tranche B Term Loan [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		4.08%	6.46%
Financial Liabilities Payable Within One Year, Face Value		30	30
Financial Liabilities Payable With in One Year, Carrying Value		30	30
Debt instrument maturity date	May 24, 2017	May 24, 2017	May 24, 2017
Financial Liabilities Payable After One Year Long Term, Face Value		2,895	2,925
Financial Liabilities Payable After One Year Long Term, Carrying Value		2,842	2,874
VEBA Trust Note [Member]
Debt Instrument [Line Items]
Effective, Interest Rate		11.71%	11.71%
Financial Liabilities Payable Within One Year, Face Value		224	159
Financial Liabilities Payable Within One Year, Carrying Value		221	159
Debt instrument maturity date		Jul. 15, 2023	Jul. 15, 2023
Financial Liabilities Payable After One Year Long Term, Face Value		4,491	4,715
Financial Liabilities Payable After One Year Long Term, Carrying Value		3,971	4,129
Canadian Health Care Trust Notes [Member]
Debt Instrument [Line Items]
Financial Liabilities Payable Within One Year, Face Value		107	102
Financial Liabilities Payable Within One Year, Carrying Value		109	102
Financial Liabilities Payable After One Year Long Term, Face Value		810	967
Financial Liabilities Payable After One Year Long Term, Carrying Value		818	985
Other financial obligations [Member]
Debt Instrument [Line Items]
Weighted Average, Interest Rate		15.14%	11.09%
Other Financial Liabilities, Face Value		51	115
Other Financial Liabilities, Carrying Value		46	108
Long-term, Weighted Average Interest Rate		13.83%	13.43%
Other Financial Liabilities Long Term, Face Value		191	218
Other Financial Liabilities Long Term, Carrying Value		177	199
Other financial obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2015	2014
Other financial obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument maturity year		2024	2024
Mexican Development Banks Credit Facility [Member]
Debt Instrument [Line Items]
Financial Liabilities Payable After One Year Long Term, Face Value		547	581
Financial Liabilities Payable After One Year Long Term, Carrying Value		$ 547	$ 581